ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Amortization of Intangible Assets	5,665	4,960	5,846
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years